United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated International Strategic Value Dividend Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.5%
	Consumer Discretionary—4.1%
1,103,000	SES SA	$25,242,611
309,400	Shaw Communications, Inc., Class B	6,902,810
	TOTAL	32,145,421
	Consumer Staples—15.1%
1,750,450	Ambev SA, ADR	10,957,817
278,555	British American Tobacco PLC	17,369,619
875,356	Imperial Brands PLC	36,201,616
343,800	Japan Tobacco, Inc.	11,789,753
6,105,000	Kimberly-Clark de Mexico SAB de CV, ADR, Class A	11,998,809
209,270	Philip Morris International, Inc.	24,469,941
2,693,700	Wal-Mart de Mexico SAB de CV	6,553,740
	TOTAL	119,341,295
	Energy—10.9%
3,314,620	BP PLC	19,142,866
458,200	Enbridge, Inc.	18,316,992
624,894	TOTAL SA	32,332,600
316,800	TransCanada Corp.	16,086,717
	TOTAL	85,879,175
	Financials—15.6%
789,300	Admiral Group PLC	19,716,891
119,100	Bank of Montreal	8,546,588
223,250	Canadian Imperial Bank of Commerce	18,755,682
145,471	Muenchener Rueckversicherungs-Gesellschaft AG	30,033,460
379,875	SCOR SE	15,929,622
820,100	Swedbank AB, Class A	22,182,995
150,000	Toronto-Dominion Bank	8,055,255
	TOTAL	123,220,493
	Health Care—11.3%
513,373	AstraZeneca PLC	30,173,521
1,019,868	GlaxoSmithKline PLC	20,230,643
150,260	Novartis AG	12,672,927
37,970	Roche Holding AG	9,677,855
83,446	Sanofi	8,147,570
490,000	Sonic Healthcare Ltd.	8,544,305
	TOTAL	89,446,821
	Industrials—1.4%
1,431,728	BAE Systems PLC	11,241,367
	Materials—1.4%
880,000	Amcor Ltd.	11,309,580
	Telecommunication Services—20.1%
623,000	BCE, Inc.	29,654,551
2,865,000	BT Group PLC	10,838,550
10,311,385	Singapore Telecommunication Ltd.	28,159,501
26,755	Swisscom AG	13,497,568
774,000	Telenor ASA	15,677,412
629,900	TELUS Corp.	22,805,028

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
13,548,818		Vodafone Group PLC	$38,755,561
		TOTAL	159,388,171
		Utilities—17.6%
690,000		Emera, Inc.	26,500,420
214,000		Fortis, Inc.	7,829,958
2,512,832		National Grid PLC	31,651,807
557,300		Red Electrica Corp. SA	12,519,198
1,842,050		SSE PLC	33,932,200
1,630,000		Terna Rete Elettrica Nazionale SpA	9,624,899
1,490,751		United Utilities Group PLC	17,534,070
		TOTAL	139,592,552
		TOTAL COMMON STOCKS (IDENTIFIED COST $753,809,280)	771,564,875
		INVESTMENT COMPANY—0.2%
1,632,617	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19% [2] (IDENTIFIED COST $1,632,943)	1,632,943
		TOTAL INVESTMENT IN SECURITIES—97.7% (IDENTIFIED COST $755,442,223)[3]	773,197,818
		OTHER ASSETS AND LIABILITIES - NET—2.3%[4]	18,324,058
		TOTAL NET ASSETS—100%	$791,521,876
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $293 and $136, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At August 31, 2017, the Fund had no outstanding foreign exchange contracts.
1	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/31/2016	9,155,812
Purchases/Additions	181,418,744
Sales/Reductions	(188,941,939)
Balance of Shares Held 8/31/2017	1,632,617
Value	$1,632,943
Change in Unrealized Appreciation/Depreciation	$(915)
Net Realized Gain/(Loss)	$(176)
Dividend Income	$62,020
2	7-day net yield.
3	At August 31, 2017, the cost of investments for federal tax purposes was $755,442,223. The net unrealized appreciation of investments for federal tax purposes was $17,755,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,327,489 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,571,894.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$24,469,941	$—	$—	$24,469,941
International	192,964,367	554,130,567[1]	—	747,094,934
Investment Company	1,632,943	—	—	1,632,943
TOTAL SECURITIES	$219,067,251	$554,130,567	$—	$773,197,818
1	Includes $53,712,409 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017